Document and Entity Information	Dec. 27, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001227636
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 27, 2022
Entity Registrant Name	NEURONETICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38546
Entity Tax Identification Number	33-1051425
Entity Address, Address Line One	3222 Phoenixville Pike
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	(610)
Local Phone Number	640-4202
Security 12b Title	Common Stock ($0.01 par value)
Trading Symbol	STIM
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false